Other assets (Tables)	12 Months Ended
Dec. 31, 2018
Other Assets Abstract
Schedule of other assets

	Million of euros
	2018	2017	2016
Transactions in transit	143	206	431
Net pension plan assets (Note 25)	1,015	604	521
Prepayments and accrued income	3,089	2,326	2,232
Other	4,744	4,427	3,878
	8,991	7,563	7,062